ACCOUNTS PAYABLE	12 Months Ended
Nov. 30, 2023
Disclosure Of Detail Information About Accounts Payable [Abstract]
ACCOUNTS PAYABLE [Text Block]

7. ACCOUNTS PAYABLE

As at November 30, 2023, and 2022, the Company's accounts payable consist of the following:

	November 30, 2023	November 30, 2022
Professional fees	$22,116	$382,805
Funds to be returned to investors	43,046	43,046
Advertising costs	2,520	34,705
Payroll	-	268,610
Development costs	-	168,925
Bank overdraft	-	16,036
VAT Payable	-	61,262
Purchases	-	2,121
Rent	-	1,822
Others	9,444	84,531
	$77,126	$1,063,863